Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 125,157	$ 101,614
Trade and other receivables, net (note 4)	403,426	324,839
Fuel and natural gas in storage	74,209	44,498
Supplies and consumables inventory	103,552	90,147
Regulatory assets (note 7)	158,212	64,090
Prepaid expenses	54,548	49,640
Derivative instruments (note 24)	3,486	13,106
Other assets (note 11)	16,153	7,266
Assets, current, total	938,743	695,200
Property, plant and equipment, net (note 5)	11,042,446	8,241,838
Intangible assets, net (note 6)	105,116	114,913
Goodwill (note 6)	1,201,244	1,208,390
Regulatory assets (note 7)	1,009,413	782,429
Long-term investments (note 8)
Investments carried at fair value	1,848,456	1,839,212
Other long-term investments	495,826	214,583
Derivative instruments (note 24)	17,136	39,001
Deferred income taxes (note 18)	31,595	21,880
Other assets (note 11)	95,861	66,703
Assets	16,785,836	13,224,149
Current liabilities:
Accounts payable	185,291	192,160
Accrued liabilities	428,733	369,530
Dividends payable (note 15)	114,544	92,720
Regulatory liabilities (note 7)	65,809	38,483
Long-term debt (note 9)	356,397	139,874
Other long-term liabilities (note 12)	167,908	72,748
Derivative instruments (note 24)	38,569	41,980
Other liabilities	7,461	7,901
Liabilities, current, total	1,364,712	955,396
Long-term debt (note 9)	5,854,978	4,398,596
Regulatory liabilities (note 7)	510,380	563,035
Deferred income taxes (note 18)	530,187	568,644
Derivative instruments (note 24)	81,676	68,430
Pension and other post-employment benefits obligation (note 10)	226,387	341,502
Other long-term liabilities (note 12)	515,911	339,181
Liabilities	9,084,231	7,234,784
Redeemable non-controlling interests (note 17)
Redeemable non-controlling interest, held by related party (note 16(b))	306,537	306,316
Redeemable non-controlling interests	12,989	20,859
Redeemable non-controlling interests, total	319,526	327,175
Equity:
Preferred shares	184,299	184,299
Common shares (note 13(a))	6,032,792	4,935,304
Additional paid-in capital	2,007	60,729
Retained earnings (deficit)	(288,424)	45,753
Accumulated other comprehensive loss (“AOCI”) (note 14)	(71,677)	(22,507)
Total equity attributable to shareholders of Algonquin Power & Utilities Corp.	5,858,997	5,203,578
Non-controlling interests	1,441,924	399,487
Non-controlling interest, held by related party (note 16(c))	81,158	59,125
Non-controlling interests, total	1,523,082	458,612
Total equity	7,382,079	5,662,190
Commitments and contingencies (note 22)
Liabilities and equity, total	$ 16,785,836	$ 13,224,149